CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (unaudited) - USD ($) $ in Millions		Total	Share capital	Other reserves	Fair value adjustments on equity securities	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]
Beginning balance at Dec. 31, 2021		$ 19,256	$ 20	$ 19,356	$ (32)	$ (74)	$ (14)	$ (120)
Net income		316		316
Other comprehensive income/(loss)		56			1	120	(65)	56
Total comprehensive income		372		316	1	120	(65)	56
Dividends		(102)		(102)
Equity-based compensation		4		4
Other movements	[2]	11		11
Total other movements		(87)		(87)
Ending balance at Jun. 30, 2022		19,541	20	19,585	(31)	46	(79)	(64)
Beginning balance at Dec. 31, 2022		19,677	20	19,673	(33)	67	(50)	(16)
Net income		343		343
Other comprehensive income/(loss)		4			2	(7)	9	4
Total comprehensive income		347		343	2	(7)	9	4
Dividends		(117)		(117)
Equity-based compensation		23		23
Other movements	[2]	9		9
Total other movements		(85)		(85)
Ending balance at Jun. 30, 2023		$ 19,939	$ 20	$ 19,931	$ (31)	$ 60	$ (41)	$ (12)

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting.